Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) (Details) - Energy contracts - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 83	$ 44
Counterparty Netting of Energy Contracts	39	26
Cash Collateral Received/Posted	6	10
Net Amount	38	8
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(124)	(106)
Counterparty Netting of Energy Contracts	(39)	(26)
Cash Collateral Received/Posted	(30)	(9)
Net Amount	$ (55)	$ (71)